Document and Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Mar. 28, 2019
Entity Registrant Name	Krane Shares Trust
Entity Central Index Key	0001547576
Amendment Flag	false
Document Creation Date	Mar. 20, 2019
Document Effective Date	Mar. 28, 2019
Prospectus Date	Aug. 01, 2018
KraneShares Bosera MSCI China A Share ETF | KraneShares Bosera MSCI China A Share ETF
Risk/Return:
Trading Symbol	KBA